Loans And Leases (Summary Of Future Minimum Lease Payments Receivable) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Loans And Leases [Abstract]
2019	$ 793
2020	793
2021	793
2022	793
2023	1,563
Thereafter	1,310
Future minimum lease payments	$ 6,045